INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Investments disclosures
Schedule of investments
The following table presents the Company’s investments by category:

	December 31,
In millions of dollars	2015	2014
Securities available-for-sale (AFS)	$299,136	$300,143
Debt securities held-to-maturity (HTM)(1)	36,215	23,921
Non-marketable equity securities carried at fair value(2)	2,088	2,758
Non-marketable equity securities carried at cost(3)	5,516	6,621
Total investments	$342,955	$333,443

(1)	Carried at adjusted amortized cost basis, net of any credit-related impairment.

(2)	Unrealized gains and losses for non-marketable equity securities carried at fair value are recognized in earnings.

(3)	Primarily consists of shares issued by the Federal Reserve Bank, Federal Home Loan Banks, foreign central banks and various clearing houses of which Citigroup is a member.

Interest and dividends on investments
The following table presents interest and dividend income on investments:

In millions of dollars	2015	2014	2013
Taxable interest	$6,414	$6,311	$5,750
Interest exempt from U.S. federal income tax	215	439	732
Dividend income	388	445	437
Total interest and dividend income	$7,017	$7,195	$6,919

Realized gains and losses on investments
The following table presents realized gains and losses on the sale of investments. The gross realized investment losses exclude losses from other-than-temporary impairment (OTTI):

In millions of dollars	2015	2014	2013
Gross realized investment gains	$1,124	$1,020	$1,606
Gross realized investment losses	(442)	(450)	(858)
Net realized gains on sale of investments	$682	$570	$748

Schedule of gain (loss) on HTM securities sold, securities reclassified to AFS and OTTI recorded on AFS securities reclassified
The following table sets forth, for the periods indicated, the carrying value of HTM securities sold and reclassified to AFS, as well as the related gain (loss) or the OTTI losses recorded on these securities.

In millions of dollars	2015	2014	2013
Carrying value of HTM securities sold	$392	$8	$935
Net realized gain (loss) on sale of HTM securities	10	—	(128)
Carrying value of securities reclassified to AFS	243	889	989
OTTI losses on securities reclassified to AFS	(15)	(25)	(156)

Amortized cost and fair value of AFS
The amortized cost and fair value of AFS securities at December 31 were as follows:

	2015				2014
In millions of dollars	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt securities AFS
Mortgage-backed securities(1)
U.S. government-sponsored agency guaranteed	$39,584	$367	$237	$39,714	$35,647	$603	$159	$36,091
Prime	2	—	—	2	12	—	—	12
Alt-A	50	5	—	55	43	1	—	44
Non-U.S. residential	5,909	31	11	5,929	8,247	67	7	8,307
Commercial	573	2	4	571	551	6	3	554
Total mortgage-backed securities	$46,118	$405	$252	$46,271	$44,500	$677	$169	$45,008
U.S. Treasury and federal agency securities
U.S. Treasury	$113,096	$254	$515	$112,835	$110,492	$353	$127	$110,718
Agency obligations	10,095	22	37	10,080	12,925	60	13	12,972
Total U.S. Treasury and federal agency securities	$123,191	$276	$552	$122,915	$123,417	$413	$140	$123,690
State and municipal(2)	$12,099	$132	$772	$11,459	$13,526	$150	$977	$12,699
Foreign government	92,384	410	593	92,201	90,249	734	286	90,697
Corporate	15,859	121	177	15,803	12,033	215	91	12,157
Asset-backed securities(1)	9,261	5	92	9,174	12,534	30	58	12,506
Other debt securities	688	—	—	688	661	—	—	661
Total debt securities AFS	$299,600	$1,349	$2,438	$298,511	$296,920	$2,219	$1,721	$297,418
Marketable equity securities AFS	$602	$26	$3	$625	$2,461	$308	$44	$2,725
Total securities AFS	$300,202	$1,375	$2,441	$299,136	$299,381	$2,527	$1,765	$300,143

(1)
The Company invests in mortgage-backed and asset-backed securities. These securitizations are generally considered VIEs. The Company’s maximum exposure to loss from these VIEs is equal to the carrying amount of the securities, which is reflected in the table above. For mortgage-backed and asset-backed securitizations in which the Company has other involvement, see Note 22 to the Consolidated Financial Statements.

(2)
The gross unrealized losses on state and municipal debt securities are primarily attributable to the effects of fair value hedge accounting.  Specifically, Citi hedges the LIBOR-benchmark interest rate component of certain fixed-rate tax-exempt state and municipal debt securities utilizing LIBOR-based interest rate swaps. During the hedge period, losses incurred on the LIBOR-hedging swaps recorded in earnings were substantially offset by gains on the state and municipal debt securities attributable to changes in the LIBOR swap rate being hedged.  However, because the LIBOR swap rate decreased significantly during the hedge period while the overall fair value of the municipal debt securities was relatively unchanged, the effect of reclassifying fair value gains on these securities from Accumulated other comprehensive income (loss) (AOCI) to earnings, attributable solely to changes in the LIBOR swap rate, resulted in net unrealized losses remaining in AOCI that relate to the unhedged components of these securities.

Fair value of securities in unrealized loss position
The table below shows the fair value of debt securities HTM that have been in an unrecognized loss position for less than 12 months and for 12 months or longer:

	Less than 12 months		12 months or longer		Total
In millions of dollars	Fair value	Gross unrecognized losses	Fair value	Gross unrecognized losses	Fair value	Gross unrecognized losses
December 31, 2015
Debt securities held-to-maturity
Mortgage-backed securities	$935	$1	$10,301	$262	$11,236	$263
State and municipal	881	20	1,826	67	2,707	87
Foreign government	180	3	—	—	180	3
Asset-backed securities	132	13	3,232	28	3,364	41
Total debt securities held-to-maturity	$2,128	$37	$15,359	$357	$17,487	$394
December 31, 2014
Debt securities held-to-maturity
Mortgage-backed securities	$4	$—	$1,134	$294	$1,138	$294
State and municipal	2,528	34	314	23	2,842	57
Foreign government	—	—	—	—	—	—
Asset-backed securities	9	1	174	9	183	10
Total debt securities held-to-maturity	$2,541	$35	$1,622	$326	$4,163	$361
The table below shows the fair value of AFS securities that have been in an unrealized loss position for less than 12 months or for 12 months or longer:

	Less than 12 months		12 months or longer		Total
In millions of dollars	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
December 31, 2015
Securities AFS
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$17,816	$141	$2,618	$96	$20,434	$237
Prime	—	—	1	—	1	—
Non-U.S. residential	2,217	7	825	4	3,042	11
Commercial	291	3	55	1	346	4
Total mortgage-backed securities	$20,324	$151	$3,499	$101	$23,823	$252
U.S. Treasury and federal agency securities
U.S. Treasury	$59,384	$505	$1,204	$10	$60,588	$515
Agency obligations	6,716	30	196	7	6,912	37
Total U.S. Treasury and federal agency securities	$66,100	$535	$1,400	$17	$67,500	$552
State and municipal	$635	$26	$4,450	$746	$5,085	$772
Foreign government	35,491	429	4,642	164	40,133	593
Corporate	5,586	132	1,298	45	6,884	177
Asset-backed securities	5,311	58	2,247	34	7,558	92
Other debt securities	27	—	—	—	27	—
Marketable equity securities AFS	132	3	1	—	133	3
Total securities AFS	$133,606	$1,334	$17,537	$1,107	$151,143	$2,441
December 31, 2014
Securities AFS
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$4,198	$30	$5,547	$129	$9,745	$159
Prime	5	—	2	—	7	—
Non-U.S. residential	1,276	3	199	4	1,475	7
Commercial	124	1	136	2	260	3
Total mortgage-backed securities	$5,603	$34	$5,884	$135	$11,487	$169
U.S. Treasury and federal agency securities
U.S. Treasury	$36,581	$119	$1,013	$8	$37,594	$127
Agency obligations	5,698	9	754	4	6,452	13
Total U.S. Treasury and federal agency securities	$42,279	$128	$1,767	$12	$44,046	$140
State and municipal	$386	$15	$5,802	$962	$6,188	$977
Foreign government	18,495	147	5,984	139	24,479	286
Corporate	3,511	63	1,350	28	4,861	91
Asset-backed securities	3,701	13	3,816	45	7,517	58
Marketable equity securities AFS	51	4	218	40	269	44
Total securities AFS	$74,026	$404	$24,821	$1,361	$98,847	$1,765

Amortized cost and fair value of debt securities by contractual maturity dates
The following table presents the carrying value and fair value of HTM debt securities by contractual maturity dates:

	December 31,
	2015		2014
In millions of dollars	Carrying value	Fair value	Carrying value	Fair value
Mortgage-backed securities
Due within 1 year	$—	$—	$—	$—
After 1 but within 5 years	172	172	—	—
After 5 but within 10 years	660	663	863	869
After 10 years(1)	18,701	18,818	9,846	10,303
Total	$19,533	$19,653	$10,709	$11,172
State and municipal
Due within 1 year	$309	$305	$205	$205
After 1 but within 5 years	336	335	243	243
After 5 but within 10 years	262	270	140	144
After 10 years(1)	7,236	7,391	7,361	7,527
Total	$8,143	$8,301	$7,949	$8,119
Foreign government
Due within 1 year	$—	$—	$—	$—
After 1 but within 5 years	4,068	4,093	4,725	4,802
After 5 but within 10 years	—	—	—	—
After 10 years(1)	—	—	—	—
Total	$4,068	$4,093	$4,725	$4,802
All other(2)
Due within 1 year	$—	$—	$—	$—
After 1 but within 5 years	—	—	—	—
After 5 but within 10 years	—	—	—	—
After 10 years(1)	4,471	4,464	538	578
Total	$4,471	$4,464	$538	$578
Total debt securities held-to-maturity	$36,215	$36,511	$23,921	$24,671

(1)	Investments with no stated maturities are included as contractual maturities of greater than 10 years. Actual maturities may differ due to call or prepayment rights.

(2)	Includes corporate and asset-backed securities.
The following table presents the amortized cost and fair value of AFS debt securities by contractual maturity dates:

	December 31,
	2015		2014
In millions of dollars	Amortized cost	Fair value	Amortized cost	Fair value
Mortgage-backed securities(1)
Due within 1 year	$114	$114	$44	$44
After 1 but within 5 years	1,408	1,411	931	935
After 5 but within 10 years	1,750	1,751	1,362	1,387
After 10 years(2)	42,846	42,995	42,163	42,642
Total	$46,118	$46,271	$44,500	$45,008
U.S. Treasury and federal agency securities
Due within 1 year	$3,016	$3,014	$13,070	$13,084
After 1 but within 5 years	107,034	106,878	104,982	105,131
After 5 but within 10 years	12,786	12,684	2,286	2,325
After 10 years(2)	355	339	3,079	3,150
Total	$123,191	$122,915	$123,417	$123,690
State and municipal
Due within 1 year	$3,289	$3,287	$652	$651
After 1 but within 5 years	1,781	1,781	4,387	4,381
After 5 but within 10 years	502	516	524	537
After 10 years(2)	6,527	5,875	7,963	7,130
Total	$12,099	$11,459	$13,526	$12,699
Foreign government
Due within 1 year	$26,322	$26,329	$31,355	$31,382
After 1 but within 5 years	44,801	44,756	41,913	42,467
After 5 but within 10 years	18,935	18,779	16,008	15,779
After 10 years(2)	2,326	2,337	973	1,069
Total	$92,384	$92,201	$90,249	$90,697
All other(3)
Due within 1 year	$1,930	$1,931	$1,248	$1,251
After 1 but within 5 years	12,748	12,762	10,442	10,535
After 5 but within 10 years	7,867	7,782	7,282	7,318
After 10 years(2)	3,263	3,190	6,256	6,220
Total	$25,808	$25,665	$25,228	$25,324
Total debt securities AFS	$299,600	$298,511	$296,920	$297,418

(1)	Includes mortgage-backed securities of U.S. government-sponsored agencies.

(2)	Investments with no stated maturities are included as contractual maturities of greater than 10 years. Actual maturities may differ due to call or prepayment rights.

(3)	Includes corporate, asset-backed and other debt securities.

Carrying value and fair value of debt securities HTM
The carrying value and fair value of debt securities HTM were as follows:

In millions of dollars	Amortized cost basis(1)	Net unrealized gains (losses) recognized in AOCI	Carrying value(2)	Gross unrealized gains	Gross unrealized (losses)	Fair value
December 31, 2015
Debt securities held-to-maturity
Mortgage-backed securities(3)
U.S. government agency guaranteed	$17,648	$138	$17,786	$71	$(100)	$17,757
Prime	121	(78)	43	3	(1)	45
Alt-A	433	(1)	432	259	(162)	529
Subprime	2	—	2	13	—	15
Non-U.S. residential	1,330	(60)	1,270	37	—	1,307
Commercial	—	—	—	—	—	—
Total mortgage-backed securities	$19,534	$(1)	$19,533	$383	$(263)	$19,653
State and municipal(4)	$8,581	$(438)	$8,143	$245	$(87)	$8,301
Foreign government	4,068	—	4,068	28	(3)	4,093
Asset-backed securities(3)	4,485	(14)	4,471	34	(41)	4,464
Total debt securities held-to-maturity	$36,668	$(453)	$36,215	$690	$(394)	$36,511
December 31, 2014
Debt securities held-to-maturity
Mortgage-backed securities(3)
U.S. government agency guaranteed	$8,795	$95	$8,890	$106	$(6)	$8,990
Prime	60	(12)	48	6	(1)	53
Alt-A	1,125	(213)	912	537	(287)	1,162
Subprime	6	(1)	5	15	—	20
Non-U.S. residential	983	(137)	846	92	—	938
Commercial	8	—	8	1	—	9
Total mortgage-backed securities	$10,977	$(268)	$10,709	$757	$(294)	$11,172
State and municipal	$8,443	$(494)	$7,949	$227	$(57)	$8,119
Foreign government	4,725	—	4,725	77	—	4,802
Asset-backed securities(3)	556	(18)	538	50	(10)	578
Total debt securities held-to-maturity(5)	$24,701	$(780)	$23,921	$1,111	$(361)	$24,671

(1)
For securities transferred to HTM from Trading account assets, amortized cost basis is defined as the fair value of the securities at the date of transfer plus any accretion income and less any impairments recognized in earnings subsequent to transfer. For securities transferred to HTM from AFS, amortized cost is defined as the original purchase cost, adjusted for the cumulative accretion or amortization of any purchase discount or premium, plus or minus any cumulative fair value hedge adjustments, net of accretion or amortization, and less any other-than-temporary impairment recognized in earnings.

(2)
HTM securities are carried on the Consolidated Balance Sheet at amortized cost basis, plus or minus any unamortized unrealized gains and losses and fair value hedge adjustments recognized in AOCI prior to reclassifying the securities from AFS to HTM. Changes in the values of these securities are not reported in the financial statements, except for the amortization of any difference between the carrying value at the transfer date and par value of the securities, and the recognition of any non-credit fair value adjustments in AOCI in connection with the recognition of any credit impairment in earnings related to securities the Company continues to intend to hold until maturity.

(3)
The Company invests in mortgage-backed and asset-backed securities. These securitizations are generally considered VIEs. The Company’s maximum exposure to loss from these VIEs is equal to the carrying amount of the securities, which is reflected in the table above. For mortgage-backed and asset-backed securitizations in which the Company has other involvement, see Note 22 to the Consolidated Financial Statements.

(4)
The net unrealized losses recognized in AOCI on state and municipal debt securities are primarily attributable to the effects of fair value hedge accounting applied when these debt securities were classified as AFS. Specifically, Citi hedged the LIBOR-benchmark interest rate component of certain fixed-rate tax-exempt state and municipal debt securities utilizing LIBOR-based interest rate swaps. During the hedge period, losses incurred on the LIBOR-hedging swaps recorded in earnings were substantially offset by gains on the state and municipal debt securities attributable to changes in the LIBOR swap rate being hedged. However, because the LIBOR swap rate decreased significantly during the hedge period while the overall fair value of the municipal debt securities was relatively unchanged, the effect of reclassifying fair value gains on these securities from AOCI to earnings attributable solely to changes in the LIBOR swap rate resulted in net unrealized losses remaining in AOCI that relate to the unhedged components of these securities. Upon transfer of these debt securities to HTM, all hedges have been de-designated and hedge accounting has ceased.

(5)
During the second quarter of 2015, securities with a total fair value of approximately $7.1 billion were transferred from AFS to HTM, consisting of $7.0 billion of U.S. government agency mortgage-backed securities and $0.1 billion of obligations of U.S. states and municipalities. During the second quarter of 2014, securities with a total fair value of approximately $11.8 billion were transferred from AFS to HTM, consisting of $5.4 billion of U.S. government agency mortgage-backed securities and $6.4 billion of obligations of U.S. states and municipalities. The transfer reflects the Company’s intent to hold these securities to maturity or to issuer call in order to reduce the impact of price volatility on AOCI and certain capital measures under Basel III. While these securities were transferred to HTM at fair value as of the transfer date, no subsequent changes in value may be recorded, other than in connection with the recognition of any subsequent other-than-temporary impairment and the amortization of differences between the carrying values at the transfer date and the par values of each security as an adjustment of yield over the remaining contractual life of each security. Any net unrealized holding losses within AOCI related to the respective securities at the date of transfer, inclusive of any cumulative fair value hedge adjustments, will be amortized over the remaining contractual life of each security as an adjustment of yield in a manner consistent with the amortization of any premium or discount.

Total other-than-temporary impairments recognized
The total OTTI recognized in earnings are as follows:

OTTI on Investments and Other Assets	Year ended December 31, 2015
In millions of dollars	AFS(1)	HTM	Other assets	Total
Impairment losses related to securities that the Company does not intend to sell nor will likely be required to sell:
Total OTTI losses recognized during the period	$33	$1	$—	$34
Less: portion of impairment loss recognized in AOCI (before taxes)	—	—	—	—
Net impairment losses recognized in earnings for securities that the Company does not intend to sell nor will likely be required to sell	$33	$1	$—	$34
Impairment losses recognized in earnings for securities that the Company intends to sell, would be more likely than not required to sell or will be subject to an issuer call deemed probable of exercise	182	43	6	231
Total impairment losses recognized in earnings	$215	$44	$6	$265

(1)	Includes OTTI on non-marketable equity securities.

OTTI on Investments and Other Assets	Year ended December 31, 2014
In millions of dollars	AFS(1)	HTM	Other assets	Total
Impairment losses related to securities that the Company does not intend to sell nor will likely be required to sell:
Total OTTI losses recognized during the period	$21	$5	$—	$26
Less: portion of impairment loss recognized in AOCI (before taxes)	8	—	—	8
Net impairment losses recognized in earnings for securities that the Company does not intend to sell nor will likely be required to sell	$13	$5	$—	$18
Impairment losses recognized in earnings for securities that the Company intends to sell, would be more likely than not required to sell or will be subject to an issuer call deemed probable of exercise	380	26	—	406
Total impairment losses recognized in earnings	$393	$31	$—	$424

(1)	Includes OTTI on non-marketable equity securities.

OTTI on Investments and Other Assets	Year ended December 31, 2013
In millions of dollars	AFS(1)	HTM	Other assets(2)	Total
Impairment losses related to securities that the Company does not intend to sell nor will likely be required to sell:
Total OTTI losses recognized during the period	$9	$154	$—	$163
Less: portion of impairment loss recognized in AOCI (before taxes)	—	98	—	98
Net impairment losses recognized in earnings for securities that the Company does not intend to sell nor will likely be required to sell	$9	$56	$—	$65
Impairment losses recognized in earnings for securities that the Company intends to sell or more-likely-than-not will be required to sell before recovery (2)	269	—	201	470
Total impairment losses recognized in earnings	$278	$56	$201	$535

(1)	Includes OTTI on non-marketable equity securities.

(2)
The impairment charge relates to the carrying value of Citi’s then-remaining 35% interest in the MSSB joint venture, offset by the equity pickup from MSSB during the respective periods that was recorded in Other revenue.

Cumulative other-than-temporary impairment credit losses recognized in earnings
The following are 12-month rollforwards of the credit-related impairments recognized in earnings for AFS and HTM debt securities held that the Company does not intend to sell nor likely will be required to sell:

	Cumulative OTTI credit losses recognized in earnings on securities still held
In millions of dollars	Dec. 31, 2014 balance	Credit impairments recognized in earnings on securities not previously impaired	Credit impairments recognized in earnings on securities that have been previously impaired	Reductions due to credit-impaired securities sold, transferred or matured	Dec. 31, 2015 balance
AFS debt securities
Mortgage-backed securities	$295	$—	$(1)	$—	$294
State and municipal	—	8	—	—	8
Foreign government securities	171	—	—	(1)	170
Corporate	118	2	(2)	(6)	112
All other debt securities	149	22	(1)	—	170
Total OTTI credit losses recognized for AFS debt securities	$733	$32	$(4)	$(7)	$754
HTM debt securities
Mortgage-backed securities(1)	$670	$1	$(1)	$(2)	$668
Corporate	—	—	—	—	—
All other debt securities	133	—	—	(1)	132
Total OTTI credit losses recognized for HTM debt securities	$803	$1	$(1)	$(3)	$800

(1)	Primarily consists of Alt-A securities.

	Cumulative OTTI credit losses recognized in earnings on securities still held
In millions of dollars	Dec. 31, 2013 balance	Credit impairments recognized in earnings on securities not previously impaired	Credit impairments recognized in earnings on securities that have been previously impaired	Reductions due to credit-impaired securities sold, transferred or matured	Dec. 31, 2014 balance
AFS debt securities
Mortgage-backed securities	$295	$—	$—	$—	$295
State and municipal	—	—	—	—	—
Foreign government securities	171	—	—	—	171
Corporate	113	8	—	(3)	118
All other debt securities	144	5	—	—	149
Total OTTI credit losses recognized for AFS debt securities	$723	$13	$—	$(3)	$733
HTM debt securities
Mortgage-backed securities(1)	$678	$5	$—	$(13)	$670
Corporate	56	—	—	(56)	—
All other debt securities	133	—	—	—	133
Total OTTI credit losses recognized for HTM debt securities	$867	$5	$—	$(69)	$803

(1)	Primarily consists of Alt-A securities.

Investments in Alternative Investment Funds

	Fair value		Unfunded commitments		Redemption frequency (if currently eligible) monthly, quarterly, annually	Redemption notice period
In millions of dollars	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
Hedge funds	$3	$8	$—	$—	Generally quarterly	10–95 days
Private equity funds(1)(2)	762	891	173	205	—	—
Real estate funds (2)(3)	130	166	21	24	—	—
Total(4)	$895	$1,065	$194	$229	—	—

(1)	Private equity funds include funds that invest in infrastructure, leveraged buyout transactions, emerging markets and venture capital.

(2)
With respect to the Company’s investments in private equity funds and real estate funds, distributions from each fund will be received as the underlying assets held by these funds are liquidated. It is estimated that the underlying assets of these funds will be liquidated over a period of several years as market conditions allow. Private equity and real estate funds do not allow redemption of investments by their investors. Investors are permitted to sell or transfer their investments, subject to the approval of the general partner or investment manager of these funds, which generally may not be unreasonably withheld.

(3)	Includes several real estate funds that invest primarily in commercial real estate in the U.S., Europe and Asia.

(4)
Included in the total fair value of investments above are $0.9 billion and $0.8 billion of fund assets that are valued using NAVs provided by third-party asset managers as of December 31, 2015 and December 31, 2014, respectively.